Notes Receivable - Additional Information (Detail) (Note Receivable) In Millions, unless otherwise specified			1 Months Ended		12 Months Ended
	Apr. 13, 2010 USD ($)	Apr. 13, 2010 EUR (€)	Apr. 13, 2010 Other Investments USD ($) Hotel	Apr. 13, 2010 Other Investments EUR (€) Hotel	Dec. 31, 2011 Other Investments USD ($)	Dec. 31, 2011 Other Investments EUR (€)	Dec. 31, 2010 Other Investments USD ($)	Dec. 31, 2010 Other Investments EUR (€)	Apr. 13, 2010 Other Investments Three Month LIBOR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Aggregate value of Mortgage Note Receivable, including amount attributable to other note holders	$ 581	€ 427
Number of hotels that secure notes receivable			6	6
Mortgage loan, face value			87	64
Basis points in addition to LIBOR									3.03%
Interest rate			4.60%	4.60%
Recorded interest income					$ 17	€ 13	$ 4	€ 3